Shareholder Report, Holdings (Details) - C000249165	Sep. 30, 2025
ETF9533991
Holdings [Line Items]
Percent of Total Investments	59.20%
Common Stock
Holdings [Line Items]
Percent of Total Investments	40.80%
Total Assets9533991
Holdings [Line Items]
Percent of Total Investments	100.00%